Segment information (Tables)	6 Months Ended
Jun. 30, 2020
Segment information
Schedule of results of segments	The following tables include the results for the segments for the three and six months ended June 30, 2020 and 2019.

	Three months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Time charter revenues	$34,436	12,139	—	46,575	(12,139)	(1)	$34,436
Total revenues	34,436	12,139	—	46,575			34,436
Operating expenses	(6,616)	(2,660)	(1,315)	(10,591)	2,660	(1)	(7,931)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,475	(1)	6,475
Segment EBITDA	27,820	9,479	(1,315)	35,984
Depreciation and amortization	(5,234)	(2,490)	—	(7,724)	2,490	(1)	(5,234)
Operating income (loss)	22,586	6,989	(1,315)	28,260			27,746
Gain (loss) on derivative instruments	—	2,295	—	2,295	(2,295)	(1)	—
Other financial income (expense), net	(2,236)	(2,921)	(4,410)	(9,567)	2,921	(1)	(6,646)
Income (loss) before tax	20,350	6,363	(5,725)	20,988			21,100
Income tax benefit (expense)	(1,419)	112	—	(1,307)	(112)		(1,419)
Net income (loss)	$18,931	6,475	(5,725)	19,681	—		$19,681
Preferred unitholders’ interest in net income	—	—	—	—	3,668	(2)	3,668
Limited partners’ interest in net income (loss)	$18,931	6,475	(5,725)	19,681	(3,668)	(2)	$16,013
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended June 30, 2019
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	Reporting	Eliminations		reporting
Time charter revenues	$33,777	10,752	—	44,529	(10,752)	(1)	$33,777
Total revenues	33,777	10,752	—	44,529			33,777
Operating expenses	(9,885)	(2,233)	(1,451)	(13,569)	2,233	(1)	(11,336)
Equity in earnings (losses) of joint ventures	—	—	—	—	(1,575)	(1)	(1,575)
Segment EBITDA	23,892	8,519	(1,451)	30,960
Depreciation and amortization	(5,589)	(2,452)	—	(8,041)	2,452	(1)	(5,589)
Operating income (loss)	18,303	6,067	(1,451)	22,919			15,277
Gain (loss) on derivative instruments	—	(4,649)	—	(4,649)	4,649	(1)	—
Other financial income (expense), net	(2,689)	(2,993)	(4,921)	(10,603)	2,993	(1)	(7,610)
Income (loss) before tax	15,614	(1,575)	(6,372)	7,667			7,667
Income tax expense	(1,511)	—	—	(1,511)			(1,511)
Net income (loss)	$14,103	(1,575)	(6,372)	6,156	—		$6,156
Preferred unitholders’ interest in net income	—	—	—	—	3,378	(2)	3,378
Limited partners' interest in net income (loss)	$14,103	(1,575)	(6,372)	6,156	(3,378)	(2)	$2,778
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Six months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Time charter revenues	$71,122	22,666	—	93,788	(22,666)	(1)	$71,122
Total revenues	71,122	22,666	—	93,788			71,122
Operating expenses	(12,846)	(5,812)	(3,020)	(21,678)	5,812	(1)	(15,866)
Equity in earnings (losses) of joint ventures	—	—	—	—	(3,572)	(1)	(3,572)
Segment EBITDA	58,276	16,854	(3,020)	72,110
Depreciation and amortization	(10,516)	(4,984)	—	(15,500)	4,984	(1)	(10,516)
Operating income (loss)	47,760	11,870	(3,020)	56,610			41,168
Gain (loss) on derivative instruments	—	(9,490)	—	(9,490)	9,490	(1)	—
Other financial income (expense), net	(4,781)	(5,952)	(8,851)	(19,584)	5,952	(1)	(13,632)
Income (loss) before tax	42,979	(3,572)	(11,871)	27,536			27,536
Income tax expense	(2,381)	—	—	(2,381)	—		(2,381)
Net income (loss)	$40,598	(3,572)	(11,871)	25,155	—		$25,155
Preferred unitholders’ interest in net income	—	—	—	—	7,337	(2)	7,337
Limited partners' interest in net income (loss)	$40,598	(3,572)	(11,871)	25,155	(7,337)	(2)	$17,818
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	Reporting	Eliminations		Reporting
Vessels, net of accumulated depreciation	$630,030	247,201	—	877,231	(247,201)	(1)	$630,030
Net investment in financing lease	276,583	—	—	276,583	—		276,583
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,988	3,988	—		3,988
Total assets	979,367	272,396	5,548	1,257,311	(272,396)	(1)	984,915
Accumulated earnings of joint ventures	—	—	25	25	380	(1)	405
Accumulated losses of joint ventures	—	—	25	25	(732)	(1)	(707)
Expenditures for vessels & equipment	8	68	—	76	(68)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	2,226	—	—	2,226	—		2,226
Amortization of above market & contract extension	$1,664	—	—	1,664	—		$1,664
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings (losses) of joint ventures.

(2)	Eliminates the Joint venture FSRUs' Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Six months ended June 30, 2019
			Joint venture
	Majority		FSRUs		Total
	Held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$69,852		21,081	—	90,933	(21,081)	(1)	$69,852
Other revenue	64	(3)	—	—	64		(1)	64
Total revenues	69,916		21,081	—	90,997			69,916
Operating expenses	(16,583)		(4,112)	(3,222)	(23,917)	4,112	(1)	(19,805)
Equity in earnings (losses) of joint ventures	—		—	—	—	(1,223)	(1)	(1,223)
Segment EBITDA	53,333		16,969	(3,222)	67,080
Depreciation and amortization	(10,912)		(5,005)	—	(15,917)	5,005	(1)	(10,912)
Operating income (loss)	42,421		11,964	(3,222)	51,163			37,976
Gain (loss) on debt extinguishment	1,030		—	—	1,030		(1)	1,030
Gain (loss) on derivative instruments	—		(7,190)	—	(7,190)	7,190	(1)	—
Other financial income (expense), net	(6,926)		(5,997)	(8,368)	(21,291)	5,997	(1)	(15,294)
Income (loss) before tax	36,525		(1,223)	(11,590)	23,712			23,712
Income tax expense	(3,421)		—	—	(3,421)			(3,421)
Net income (loss)	$33,104		(1,223)	(11,590)	20,291	—		$20,291
Preferred unitholders’ interest in net income	—		—	—	—	6,742	(2)	6,742
Limited partners’ interest in net income (loss)	$33,104		(1,223)	(11,590)	20,291	(6,742)	(2)	$13,549
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.
(3)	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the second quarter of 2019. Refer to notes 4, 11 and 14.

	As of December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Vessels, net of accumulated depreciation	$640,431	252,789	—	893,220	(252,789)	(1)	$640,431
Net investment in financing lease	278,904	—	—	278,904	—		278,904
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,831	3,831	—		3,831
Total assets	996,201	284,174	16,599	1,296,974	(284,174)	(1)	1,012,800
Accumulated earnings of joint ventures	—	—	50	50	3,220	(1)	3,270
Expenditures for vessels & equipment	211	195	—	406	(195)	(2)	211
Expenditures for drydocking	3,107	913	—	4,020	(913)	(2)	3,107
Impairment/retirement of equipment	—	(75)	—	(75)	75	(2)	—
Principal repayment financing lease	4,168	—	—	4,168	—		4,168
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates (a) the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership and (b) impairment/retirement of equipment to reflect the Partnership's consolidated assets.